SUBSEQUENT EVENTS (Details) - USD ($)	Jan. 31, 2024	Jan. 26, 2024	Jul. 27, 2023	Jul. 09, 2023
Subsequent Events
Payment of a nominal fee				$ 100
Cycurion | Promissory Note
Subsequent Events
Aggregate principal amount of loan			$ 200,000
Subsequent event | Cycurion | Promissory Note
Subsequent Events
Aggregate principal amount of loan		$ 200,000
Payment of a nominal fee	$ 100
Subsequent event | Cycurion | Promissory Note | Extended maturity by amendment
Subsequent Events
Aggregate principal amount of loan		$ 300,000